Huber Small Cap Value Fund
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Value
Advertising - 0.4%
Stagwell, Inc. (a)	52,605	$351,402

Asset Management - 2.5%
Virtus Investment Partners, Inc.	8,881	2,007,106

Automotive - 8.6%
Goodyear Tire & Rubber Co. (a)	97,200	1,137,240
Miller Industries, Inc.	84,878	5,766,611
		6,903,851

Banking - 23.3%
C&F Financial Corp.	39,394	2,343,943
Carter Bankshares, Inc. (a)	139,813	2,277,554
First Citizens BancShares, Inc. - Class A	2,683	5,601,272
First Horizon Corp.	141,679	2,370,290
First United Corp.	78,008	2,194,365
Northrim BanCorp, Inc.	35,129	2,402,824
Old National Bancorp/IN	26,029	521,100
South State Corp.	9,241	914,582
		18,625,930

Biotech & Pharmaceuticals - 2.6%
Cipher Pharmaceuticals, Inc. (a)	224,700	2,070,173

Chemicals - 2.4%
Innospec, Inc.	14,387	1,886,711

Commercial Support Services - 1.5%
H&R Block, Inc.	20,100	1,164,594

Consumer Services - 4.7%
Upbound Group Inc.	99,448	3,752,173

Entertainment Content - 2.3%
Lions Gate Entertainment Corp. - Class B (a)	226,106	1,863,114

Food - 2.1%
Herbalife Ltd. (a)	134,400	1,650,432

Health Care Facilities & Services - 1.9%
Medical Facilities Corp.	2,900	29,343
Select Medical Holdings Corp.	16,500	656,040
Tenet Healthcare Corp. (a)	5,801	868,410
		1,553,793

Home Construction - 0.4%
Taylor Morrison Home Corp. (a)	5,000	335,400

Insurance - 3.0%
CNO Financial Group, Inc.	67,244	2,344,126
Global Indemnity Group LLC - Class A	700	21,350
		2,365,476

Internet - 1.0%
F5 Networks, Inc. (a)	4,000	814,560

Internet Media & Services - 2.3%
Lyft, Inc. - Class A (a)	152,000	1,831,600

Leisure Facilities & Services - 1.7%
Boston Pizza Royalties Income Fund	111,054	1,333,629

Oil & Gas Producers - 11.5%
Golar LNG Ltd.	181,238	6,325,206
Gulfport Energy Corp. (a)	800	117,768
W&T Offshore, Inc.	1,136,260	2,738,387
		9,181,361

Oil & Gas Services & Equipment - 4.6%
Kodiak Gas Services, Inc.	39,195	1,130,776
TETRA Technologies, Inc. (a)	690,298	2,574,811
		3,705,587

Packaging & Containers - 0.2%
O-I Glass, Inc. (a)	10,000	133,600

Specialty Finance - 3.3%
Enova International, Inc. (a)	30,702	2,654,802

Technology Hardware - 4.0%
Xperi, Inc. (a)	394,259	3,221,096

Technology Services - 9.4%
KBR, Inc.	84,475	5,625,190
Science Applications International Corp.	15,110	1,879,684
		7,504,874

Telecommunications - 1.0%
Frontier Communications Parent, Inc. (a)	28,000	820,400

Transportation Equipment - 3.5%
Commercial Vehicle Group, Inc. (a)	516,378	2,814,260
TOTAL COMMON STOCKS (Cost $42,815,479)		78,545,924

REAL ESTATE INVESTMENT TRUSTS - 1.1%
Granite Real Estate Investment Trust	16,937	921,203
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,812)		921,203

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 5.22% (b)	347,389	347,389
First American Treasury Obligations Fund - Class X, 5.18% (b)	347,390	347,390
TOTAL SHORT-TERM INVESTMENTS (Cost $694,779)		694,779

TOTAL INVESTMENTS - 100.2% (Cost $44,032,070)		80,161,906
Liabilities in Excess of Other Assets - (0.2)%		(142,834)
TOTAL NET ASSETS - 100.0%		$80,019,072

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Huber Small Cap Value Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$78,545,924	$–	$–	$78,545,924
Real Estate Investment Trusts	921,203	–	–	921,203
Money Market Funds	694,779	–	–	694,779
Total Investments	$80,161,906	$–	$–	$80,161,906

Refer to the Schedule of Investments for further disaggregation of investment categories.